NET LOSS PER SHARE ATTRIBUTABLE TO CAPITOL BANCORP LIMITED (Tables)	12 Months Ended
Dec. 31, 2012
Net loss per common share attributable to Capitol Bancorp Limited [Abstract]
Computations of net loss per share
The computations of net loss per share were as follows (in 1,000s):

	2012	2011	2010

Numerator—net loss attributable to Capitol Bancorp Limited	$(25,474)	$(45,427)	$(225,215)

Denominator for basic and diluted net loss per share— weighted average number of common shares outstanding, excluding unvested restricted shares of common stock	41,070	38,817	20,186

Number of antidilutive stock options excluded from diluted net loss per share computation	1,067	2,163	1,746

Number of antidilutive unvested restricted shares of common stock excluded from basic and diluted net loss per share computation	8	21	310

Number of antidilutive warrants to purchase common stock excluded from diluted net loss per share computation	1,250	1,326	1,326

Net income (loss) per common share attributable to Capitol Bancorp Limited:
From continuing operations	$(0.63)	$(1.23)	$(11.45)
From discontinued operations	0.01	0.06	0.29

Total net loss per common share attributable to Capitol Bancorp Limited	$(0.62)	$(1.17)	$(11.16)